Right of Use Asset (Details) - AED (د.إ)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Right of Use Asset [Abstract]
Incurred initial broker commission	د.إ 35,000	د.إ 35,000